Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	95 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000200717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A
C000200719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000200718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
Without Sales Load [Member] | C000200717
Average Annual Return [Line Items]
Average Annual Return, Percent	4.30%	3.24%	2.63%
Without Sales Load [Member] | C000200719
Average Annual Return [Line Items]
Average Annual Return, Percent	4.42%	3.34%	2.71%
Without Sales Load [Member] | C000200718
Average Annual Return [Line Items]
Average Annual Return, Percent	4.40%	3.35%	2.72%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	3.98%	3.42%	2.69%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	3.98%	3.42%	2.69%
UBS Index: ICE BofA 3 Month US Treasury Bill Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3 Month US Treasury Bill Index
Average Annual Return, Percent	3.98%	3.42%	2.69%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.92%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.92%
UBS Index: Bloomberg US Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.92%